INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details) - Number	Mar. 31, 2017	Mar. 31, 2016
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	48	50
Series Forty Seven [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	14	15
Series Forty Eight [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	10	11
Series Forty Nine [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	24	24